Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other receivables.
Schedule of trade and other receivables

	December 31, 2022	December 31, 2021
Trade receivables	41,874	41,675
Deposits and prepayments	2,987	2,460
Other receivables	511	952
Total	45,372	45,087